Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Claims recovery income	$ 440		$ 2,759		$ 6,479		$ 4,225		$ 4,878		$ 126		$ 255
Claims recovery service income			5,748	[1]	498	[1]	17,795	[1]	18,542	[2]	14,500	[2]	13,632	[2]
Total Claims Recovery	440		8,507		6,977		22,020		23,420		14,626		13,887
Operating expenses
Cost of claim recoveries	574	[3]	1,198	[3]	1,972	[3]	1,906	[3]	2,054	[4]	26	[4]	47	[4]
Claims amortization expense	121,008		111,851		355,481		153,560		266,929		164		125
General and administrative	6,130	[5]	6,621	[5]	20,691	[5]	17,049	[5]	23,959	[6]	12,633	[6]	14,130	[6]
Professional fees	2,466		5,904		15,611		10,973		18,497		8,502		2,211
Professional fees - legal	6,871	[7]	8,014	[7]	25,889	[7]	34,251	[7]	43,035	[8]	128	[8]	468	[8]
Allowance for credit losses					5,000
Depreciation and amortization	85		103		182		254		424		343		235
Total operating expenses	137,134		133,691		424,826		217,993		354,898		21,796		17,216
Operating Loss	(136,694)		(125,184)		(417,849)		(195,973)		(331,478)		(7,170)		(3,329)
Interest expense	(88,279)	[9]	(46,180)	[9]	(204,287)	[9]	(80,947)	[9]	(121,011)		(27,046)		(20,886)
Other income (expense), net	408		63,138		8,697		63,175		63,067		1,139		(51)
Change in fair value of warrant and derivative liabilities	348		2,670		4,247		(11,683)		(12,483)
Net loss before provision for income taxes	(224,217)		(105,556)		(609,192)		(225,428)		(401,905)		(33,077)		(24,266)
Provision for income tax expense									0		0		0
Net loss	(224,217)		(105,556)		(609,192)	[10]	(225,428)	[10]	(401,905)	[11]	(33,077)	[11]	(24,266)	[11]
Less: Net (income) loss attributable to non-controlling members	204,462		103,484		576,301		221,476		394,488		(16)		18
Net loss attributable to controlling members	$ (19,755)		$ (2,072)		$ (32,891)		$ (3,952)		$ (7,417)		$ (33,093)		$ (24,248)
Class A Common Stock [Member]
Operating expenses
Weighted average shares outstanding, basic	12,703,472		2,761,476		7,097,032		2,125,539		2,473,005	[12]
Weighted average shares outstanding, diluted	12,703,472		2,761,476		7,097,032		2,125,539		2,473,005	[12]
Basic net income per common share	$ (1.56)		$ (0.75)		$ (4.63)		$ (1.86)		$ (3)	[12]
Diluted net income per common share	$ (1.56)		$ (0.75)		$ (4.63)		$ (1.86)		$ (3)	[12]

[1]	For the three and nine months ended September 30, 2022, claims recovery service income included $0.0 million and $10.6 million, respectively, of claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the three and nine months ended September 30, 2023. See Note 13, Related Party Transactions, for further details.
[2]	For the years ended December 31, 2022, 2021 and 2020, Claims recovery service income included $10.6 million, $11.5 million, and $13.1 million, respectively, of Claims recovery service income from VRM MSP. See Note 14, Related Party, for further details.
[3]	For both the three and nine months ended September 30, 2023, cost of claim recoveries included $0.3 million of related party expenses. For both the three and nine months ended September 30, 2022, cost of claim recoveries included $0.3 million of related party expenses. This relates to contingent legal expenses earned from claims recovery income pursuant to legal service agreements with the Law Firm. See Note 13, Related Party Transactions, for further details.
[4]	For the year ended December 31, 2022, cost of Claim recoveries included $405 thousand of related party expenses. This relates to contingent legal expenses earned from Claims recovery income pursuant to legal service agreements with the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”). See Note 14, Related Party, for further details. For the years ended December 31, 2021 and 2020, the expenses related to contingent legal expenses were de minimis.
[5]	For the three and nine months ended September 30, 2022, general and administrative expenses included $0.2 million and $0.4 million of related party expenses. See Note 13, Related Party Transactions, for further details. No such related party expenses were present for the three and nine months ended September 30, 2023.
[6]	For the year ended December 31, 2022, general and administrative expenses included $400 thousand of related party expenses. For the years ended December 31, 2021 and 2020, the amounts were de minimis. See Note 14, Related Party, for further details.
[7]	For the three and nine months ended September 30, 2023 and 2022, Professional Fees—legal included $4.6 million and $13.5 million, and $4.6 million and $5.0 million, respectively, of related party expenses related to the Law Firm. See Note 13, Related Party Transactions, for further details.
[8]	For the year ended December 31, 2022, Professional fees - legal included $29.7 million of related party expenses related to the Law Firm. For the year ended December 31, 2021 and 2020, the amounts were de minimis, respectively, of related party expenses related to the Law Firm. See Note 14, Related Party, for further details.
[9]	For three and nine months ended September 30, 2023, interest expense included $67.8 million and $159.2 million, respectively, related to interest expense due to VRM. For the three and nine months ended September 30, 2022, interest expense included $33.1 million and $46.5 million, respectively, related to interest expense due to VRM. See Note 13, Related Party Transactions, for further details.
[10]	Balances include related party transactions. See Note 13, Related Party Transactions, for further details.
[11]	Balances include related party transactions. See Note 14, Related Party, for further details.
[12]	Earnings per share information has not been presented for periods prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. Refer to Note 16, Net Loss Per Common Share for further information.